UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.

(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
Omaha, NE 68118

 (Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE  68118

 (Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2011

Item 1.  Schedule of Investments.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2011

	Shares	Value
Mutual Funds: 92.8%
Diversified Emerging Markets: 2.1%
Invesco Developing Markets Fund - Class A†	111,168	$3,707,453

Equity Precious Metals: 7.5%
Franklin Gold and Precious Metals Fund - Advisor Class†	122,909	6,187,221
OCM Gold Fund - Advisor Class†	257,146	7,290,082

		13,477,303

Large Growth: 8.9%
Alger Capital Appreciation Institutional Fund - Class I*†	722,428	16,016,232

Large Value: 9.2%
John Hancock Classic Value Fund - Institutional Class†	936,586	16,493,279

Mid-Cap Value: 8.0%
JPMorgan Value Advantage Fund - Institutional Class†	748,768	14,323,924

Real Estate: 4.7%
Forward Select Income Fund - Institutional Class†	357,783	8,411,474

Region Fund - European: 3.9%
Franklin Mutual European Fund - Class Z†	314,317	6,974,696

Small Growth: 6.1%
Pioneer Oak Ridge Small Cap Growth Fund - Class Y*†	345,343	10,992,273

Small Value: 32.2%
Allianz NFJ Small-Cap Value Fund - Institutional Class†	502,070	16,282,143
Delaware Small Cap Value Fund - Institutional Class†	184,358	7,899,759
Franklin MicroCap Value Fund - Advisor Class†	474,273	16,533,141
Franklin Small Cap Value Fund - Advisor Class†	352,160	17,192,466
		57,907,509

World Stock: 10.2%
Polaris Global Value Fund†	687,354	10,186,587
Wintergreen Fund*†	567,382	8,153,273
		18,339,860

Total Mutual Funds (Cost $110,015,207)		166,644,003

Exchange Traded Funds: 3.6%
Bear Market: 3.6%
Direxion Daily 20-Year Treasury Bear 3X*†	148,168	6,477,905

Total Exchange Traded Funds (Cost $6,185,784)		6,477,905

Equity Securities: 2.6%
Telecommunication Services: 2.6%
Level 3 Communications, Inc.*†	3,150,000	4,630,500

Total Equity Securities (Cost $11,927,223)		4,630,500

Principal Amount		Value
Short-Term Investments: 0.8%
UMB Bank, n.a. Money Market Fiduciary ±	$1,402,134	$1,402,134

Total Short-Term Investments (Cost $1,402,134)		1,402,134

Total Investments: 99.8% (Cost $129,530,348)		179,154,542

All other assets less liabilities: 0.2%		334,009
Net Assets: 100.0%		$179,488,551

Footnotes:

† As of March 31, 2011, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $177,752,408 as of March 31, 2011. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 of the Annual Report dated December 31, 2010 for more information.
* Non-income producing security.
± The short-term investment earns interest at variable rates. At March 31, 2011, the interest rate was 0.01%.

 The accompanying notes are an integral part of the Schedule of Investments.

Lifetime Achievement Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Note 1. Federal Income Tax Information

At March 31, 2011, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$130,631,404
Gross Unrealized Appreciation	58,836,207
Gross Unrealized Depreciation	(10,313,069)
Net unrealized Appreciation on Investments	$48,523,138

Note 2. Statement of Financial Accounting Standards Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

Sector	Level 1	Level 2	Level 3
Mutual Funds
Diversified Emerging Markets	$3,707,453	-	-
Equity Precious Metals	13,477,303	-	-
Large Growth	16,016,232	-	-
Large Value	16,493,279	-	-
Mid-Cap Value	14,323,924	-	-
Real Estate	8,411,474	-	-
Region Fund – European	6,974,696
Small Growth	10,992,273	-	-
Small Value	57,907,509	-	-
World Stock	18,339,860	-	-
Exchange Traded Funds
Bear Market	6,477,905	-	-
Equity Securities
Telecommunication Services	4,630,500	-	-
Short-Term Investments	1,402,134	-	-
Total	$179,154,542	-	-

Item 2.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer

Date:	May 25, 2011

By:	/s/ N. Lynn Bowley
N. Lynn Bowley
Principal Financial Officer

Date:	May 25, 2011